Property and Equipment, Net (Tables)	3 Months Ended
Mar. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

	March 31, 2018	December 31, 2017	December 31, 2016
Cost:
Computers and electronic equipment	$33	$32	$28
Clinical and medical equipment	359	359	119

	392	391	147
Accumulated depreciation:
Computers and electronic equipment	29	27	20
Clinical and medical equipment	110	97	66

	139	124	86

Depreciated cost	$253	$267	$61